UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]: Amendment Number:  _________________

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Corriente Advisors, LLC
Address:       201 Main Street
               Suite 1800
               Fort Worth, TX  76102


Form 13F File Number:         28-12875
                              --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Yatrik Munshi
Title:          Chief Operating Officer
Phone:          (817) 870-0400

Signature, Place and Date of Signing:

 /s/ Yatrik Munshi                 Fort Worth, TX             February 14, 2011
 -------------------               --------------             -----------------
     [Signature]                   [City, State]                    [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                               ---------------------------------

Form 13F Information Table Entry Total:                       22
                                               ---------------------------------

Form 13F Information Table Value Total:                     $85,052
                                               ---------------------------------
                                                        (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

                                                          CORRIENTE ADVISORS, LLC
                                                        FORM 13F INFORMATION TABLE
                                                     Quarter Ended December 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                       VALUE     SHRS OR  SH/  PUT/  INVESTMENT     OTHER         VOTING AUTHORITY
                                                      --------   -------- ---  ----  ----------    --------     --------------------
      NAME OF ISSUER       TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AK STL HLDG CORP           COM            001547108    2,594     158,431   SH          SOLE                    158,431
AMERICAN INTL GROUP INC    COM NEW        026874784    7,062     122,568   SH          SOLE                    122,568
BARRICK GOLD CORP          COM            067901108    1,064      20,000   SH          SOLE                     20,000
CHENIERE ENERGY INC        COM NEW        16411R208    1,714     310,485   SH          SOLE                    310,485
COVIDIEN PLC               SHS            G2554F105    2,283      50,000   SH          SOLE                     50,000
GOLDCORP INC NEW           COM            380956409    2,299      50,000   SH          SOLE                     50,000
HEALTH MGMT ASSOC INC NEW  CL A           421933102    1,908     200,000   SH          SOLE                    200,000
HEALTHSOUTH CORP           COM NEW        421924309    1,036      50,000   SH          SOLE                     50,000
HEARTWARE INTL INC         COM            422368100    5,429      62,000   SH          SOLE                     62,000
ISHARES SILVER TRUST       ISHARES        46428Q109    7,243     240,000   SH          SOLE                    240,000
KB HOME                    COM            48666K109    2,024     150,000   SH          SOLE                    150,000
LEAP WIRELESS INTL INC     COM NEW        521863308    1,716     140,000   SH          SOLE                    140,000
NEWMONT MINING CORP        COM            651639106    9,050     147,327   SH          SOLE                    147,327
PENNEY J C INC             COM            708160106    1,616      50,000   SH          SOLE                     50,000
POPULAR INC                COM            733174106    2,072     660,000   SH          SOLE                    660,000
POTASH CORP SASK INC       COM            73755L107    3,097      20,000   SH          SOLE                     20,000
RESEARCH IN MOTION LTD     COM            760975102    9,882     170,000   SH          SOLE                    170,000
SILVER WHEATON CORP        COM            828336107    5,270     135,000   SH          SOLE                    135,000
SIRIUS XM RADIO INC        COM            82967N108    4,727   2,900,000   SH          SOLE                  2,900,000
UNIVERSAL HLTH SVCS INC    CL B           913903100    2,171      50,000   SH          SOLE                     50,000
VERTEX PHARMACEUTICALS INC COM            92532F100    1,401      40,000   SH          SOLE                     40,000
YAHOO INC                  COM            984332106    9,394     564,910   SH          SOLE                    564,910